Corporate Information - Additional Information (Detail)					1 Months Ended		12 Months Ended
	Dec. 31, 2014 shares	Apr. 04, 2012	Jan. 16, 2012 shares	Jan. 13, 2012 shares	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2025 Subsidiaries shares	Dec. 31, 2024	Dec. 31, 2015 shares	Dec. 31, 2013	Dec. 31, 2011
Foreign Shares Of Yuchai [member]
Disclosure of Corporate Information [Line Items]
Number of subsidiaries | Subsidiaries							6
Percentage of issued share capital held by group							76.40%
Number of shares owned by entity							361,420,150
Guangxi Yuchai Machinery Group Company Limited [member]
Disclosure of Corporate Information [Line Items]
Proportion of ownership interests held in parent							22.10%
HL Global Enterprises Limited [member]
Disclosure of Corporate Information [Line Items]
Ownership interest in subsidiary	50.20%	48.90%	48.10%		50.10%	49.40%	50.40%	50.20%	50.20%	50.10%	49.40%
Number of preference shares converted into ordinary shares				24,189,170
Percentage of unconverted preference shares transfer to trustee				100.00%
Conversion of convertible preference shares into ordinary shares			24,189,170
Number of shares purchased in open market	465,000
Number of ordinary shares purchased							200,000
Number of ordinary shares exercise to consolidation									10
Number of ordinary shares exercised into consolidation									1
Number of ordinary shares held upon completion of consolidation exercise									47,107,707